Ivy ProShares S&P 500 Bond Index Fund
Ivy ProShares S&P 500 Bond Index Fund
Objective
To seek investment results, before fees and expenses, that track the performance of the S&P 500®/MarketAxess® Investment Grade Corporate Bond Index (Index).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for purposes of this Fund if you and your family invest, or agree to invest in the future, at least $250,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 47 of the Fund’s prospectus, in the Purchase, Redemption and Pricing of Shares section on page 58 of the Fund’s statement of additional information (SAI) and in Appendix A — Intermediary Sales Charge Discounts and Waivers.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy ProShares S&P 500 Bond Index Fund - USD ($)	Class A		Class E		Class I	Class N	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%		2.50%		none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	1.00%	[1]	none	none	none
Maximum Account Fee	$ 20	[2]	$ 20	[2]	none	none	none
[1]	For Class A and Class E shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A and Class E shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase.
[2]	With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy ProShares S&P 500 Bond Index Fund		Class A	Class E	Class I	Class N	Class R
Management Fees		0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees		0.25%	0.25%	none	none	0.50%
Other Expenses	[1]	0.21%	0.32%	0.33%	0.18%	0.42%
Total Annual Fund Operating Expenses		0.66%	0.77%	0.53%	0.38%	1.12%
Fee Waiver and/or Expense Reimbursement	[2]	0.01%	0.17%	0.13%	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.65%	0.60%	0.40%	0.38%	1.12%
[1]	The percentage shown for Other Expenses is based on estimated amounts for the current fiscal year.
[2]	Through January 31, 2019, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.65%; Class E shares at 0.60%; and Class I and Class N shares at 0.40%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board).

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy ProShares S&P 500 Bond Index Fund - USD ($)	1 Year	3 Years
Class A Shares	315	455
Class E Shares	310	473
Class I Shares	41	157
Class N Shares	39	122
Class R Shares	114	356

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy ProShares S&P 500 Bond Index Fund - USD ($)	1 Year	3 Years
Class A Shares	315	455
Class E Shares	310	473
Class I Shares	41	157
Class N Shares	39	122
Class R Shares	114	356

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not have a portfolio turnover rate as of the date of this prospectus as it has not yet commenced operations.
Principal Investment Strategies
Ivy ProShares S&P 500 Bond Index Fund seeks to achieve its objective by investing all, or substantially all, of its assets in the types of securities that should track the performance of the Index.

The Index is a market value-weighted subset of the S&P 500 Investment Grade Corporate Bond Index, which seeks to measure the performance of corporate debt issued in the U.S. by companies (and their subsidiaries) that are included in the S&P 500® Index, (which is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies representing a measure of large-cap U.S. stock market performance), subject to additional liquidity rules. The Index is published under the Bloomberg ticker symbol “SP5MAIGT”.

Bonds eligible for inclusion in the Index must meet certain liquidity and price criteria, including the following: (i) they must have a maturity of greater than or equal to one year from the Index’s monthly rebalancing date; (ii) they must have a maturity upon issuance of at least two and a half years; (iii) they must be denominated in U.S. dollars; and (iv) they must have a minimum par amount of $750 million. Private placements and other restricted securities (including Rule 144A securities), floating-rate securities, fixed-to-floating rate securities, puttable bonds, “pay-in-kind” bonds, Treasury bills, and securities issued or guaranteed by the U.S. Treasury under the STRIPS program are excluded from the Index.

The Index may be composed of up to 1,000 constituents based on their liquidity, as measured by each bond’s trailing 60-day average trading volume. The Index may include both investment grade and high yield (or “junk”) debt instruments; however, eligible bonds must have a minimum credit rating of C, Ca or C (as rated by S&P Global Ratings, a division of S&P Global Inc., Moody’s Investors Service, Inc. and Fitch Investor Services, respectively).

The Fund invests in securities that ProShare Advisors LLC (ProShare Advisors), the Fund’s investment subadviser, believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets in investments connoted by the Index (i.e., component securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index). Under normal circumstances, the Fund also will invest at least 80% of its net assets in bonds.

ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the Fund.

The Fund seeks to remain fully invested at all times in securities that provide exposure to the Index without regard to market conditions, trends, direction or the financial condition of a particular bond issuer. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to the Index, and may invest in securities not contained in the Index.

The Fund will concentrate its investment in a particular industry or group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on March 31, 2017, the Index was concentrated in the financials industry group.

“ProShares” is a registered mark of ProShare Advisors and has been licensed by IICO solely for use in connection with the Fund.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include the impact of a limited trading market in the component Index bonds on the calculation of the Index, fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. In using sampling techniques, the Fund may be overexposed to certain securities that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such securities.
  Debt Instrument Risk. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds at lower interest rates. These factors may cause the value of an investment in the Fund to change.
  Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities more slowly than expected, thus lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.
  Financials Industry Risk. The Fund is subject to risks faced by companies in the financials industry to the same extent as the Index is so concentrated. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Income Risk. The risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security.
  Index Performance Risk. There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving high, or even positive, returns. The Index may underperform, and the Fund could lose value, while other indices or measures of market performance increase in value.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Fund to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund’s exposure to risks associated with rising rates. The Fund may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity generally is related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Fund’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of low-rated securities may be more complex to analyze than that of issuers of investment-grade debt securities.

  The markets in which low-rated debt securities are traded are more limited and less liquid than the market for higher rated securities. Because the Fund may invest a substantial amount of its assets in low-rated debt securities, it may be difficult for the Fund to sell such securities in a timely manner and at their stated value, either in response to changes in the economy or the financial markets, or to meet large, unforeseen redemptions. If a substantial number of shares were redeemed at the same time (or at approximately the same time), the Fund could lose money if it is forced to sell those securities at inopportune times to fulfill those shareholder redemption requests. In addition, selling securities to meet such redemptions could increase the Fund’s transaction costs or have tax consequences. The risk of loss may increase depending on the size and frequency of redemption requests and whether the redemption requests occur in times of overall market turmoil or declining prices.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Further, fixed-income securities in the Index may underperform other fixed-income investments. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Portfolio Turnover Risk. In seeking to meet its investment objective, the Fund may incur portfolio turnover to manage the Fund’s investment exposure. Such portfolio turnover may involve higher costs to the Fund and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of net short-term capital gains. The payment of taxes on distributions of these gains could adversely affect a shareholder’s after-tax return on its investment in the Fund. Any distributions attributable to such net gains will be taxed as ordinary income for Federal income tax purposes.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.
  Valuation Risk. In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Performance
The Fund has not been in operation for a full calendar year; therefore, it does not have performance information to include in a bar chart or performance table. Once the Fund has a full calendar year of performance, the prospectus will include a performance bar chart that shows how performance has varied from year to year for the Fund’s Class I shares and a performance table that shows the average annual total returns for each of the Fund’s share classes and also compares the Fund’s returns with that of a broad-based securities market index. Until that time, please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.